SHAREHOLDERS' EQUITY (Schedule of Stock option Activity) (Details) - Employees and directors [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of options
Outstanding at the beginning of the period | shares
Granted | shares	1,024,375
Exercised | shares
Forfieted | shares	(37,500)
Cancelled | shares
Outstanding at the end of the period | shares	986,875
Exercisable | shares
Vested and expected to vest | shares	892,187
Weighted average exercise price
Outstanding at the beginning of the period | $ / shares
Granted | $ / shares	0.91
Exercised | $ / shares
Forfieted | $ / shares	0.9
Cancelled | $ / shares
Outstanding at the end of the period | $ / shares	0.91
Exercisable | $ / shares
Vested and expected to vest | $ / shares	$ 0.91
Aggregate Intrinsic Value Price
Outstanding at the end of the period | $	$ 246
Exercisable | $
Vested and expected to vest | $	$ 221